SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2019
List of Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES	SIGNIFICANT ACCOUNTING POLICIES

(a)	BASIS OF PRESENTATION
All amounts are in Canadian dollars unless otherwise noted. Our functional currency is the Canadian dollar. We prepare the consolidated financial statements on a historical cost basis, except for:

•	certain financial instruments as disclosed in note 17, which are measured at fair value;

•	the net deferred pension liability, which is measured as described in note 23; and

•	liabilities for stock-based compensation, which are measured at fair value as disclosed in note 25.

(b)	BASIS OF CONSOLIDATION
Subsidiaries are entities we control. We include the financial statements of our subsidiaries in our consolidated financial statements from the date we gain control of them until our control ceases. We eliminate all intercompany transactions and balances between our subsidiaries on consolidation.

(c)	FOREIGN CURRENCY TRANSLATION
We translate amounts denominated in foreign currencies into Canadian dollars as follows:

•	monetary assets and liabilities - at the exchange rate in effect as at the date of the Consolidated Statements of Financial Position;

•	non-monetary assets and liabilities, and related depreciation and amortization - at the historical exchange rates; and

•	revenue and expenses other than depreciation and amortization - at the average rate for the month in which the transaction was recognized.

(d)	BUSINESS COMBINATIONS
We account for business combinations using the acquisition method of accounting. Only acquisitions that result in our gaining control over the acquired businesses are accounted for as business combinations. We possess control over an entity when we conclude we are exposed to variable returns from our involvement with the acquired entity and we have the ability to affect those returns through our power over the acquired entity.

We calculate the fair value of the consideration paid as the sum of the fair value at the date of acquisition of the assets we transferred and the equity interests we issued, less the liabilities we assumed to acquire the subsidiary.

We measure goodwill as the fair value of the consideration transferred less the net recognized amount of the identifiable assets acquired and liabilities assumed, which are generally measured at fair value as of the acquisition date. When the excess is negative, a gain on acquisition is recognized immediately in net income.

We expense the transaction costs associated with acquisitions as we incur them.

(e)	NEW ACCOUNTING PRONOUNCEMENTS ADOPTED IN 2019
We adopted the following IFRS amendments in 2019. They did not have a material effect on our financial statements.

•	Amendments to IAS 19, Employee Benefits, providing guidance on accounting for defined benefit plans that have been amended, curtailed, or settled during a period.

•
Amendments to IAS 23, Borrowing Costs, clarifying the requirement that borrowings made specifically to finance construction of qualifying assets become part of a pool of general borrowings after completion.

•
Amendments to IAS 28, Investments in Associates and Joint Ventures, clarifying the requirement in applying IFRS 9, Financial Instruments including its impairment requirements, to long-term interests in an associate or joint venture that, in substance, form part of the net investment in the associate or joint venture but to which the equity method is not applied.

•	Amendments to IFRS 3, Business Combinations and IFRS 11, Joint Arrangements, clarifying the distinction between a business and a group of assets to aid in applying IFRS 3.

•
Amendments to IFRIC 23, Uncertainty over Income Tax Treatments, aiming to reduce diversity in how companies recognize and measure a tax liability or tax asset when there is uncertainty over income tax treatments.

Additionally, we adopted IFRS 16, Leases (IFRS 16) effective January 1, 2019. The effects this new pronouncement has on our results and operations are described below.

IFRS 16, LEASES
Effective January 1, 2019, we adopted IFRS 16, which supersedes previous accounting standards for leases, including IAS 17, Leases (IAS 17) and IFRIC 4, Determining whether an arrangement contains a lease (IFRIC 4).

IFRS 16 introduced a single accounting model for lessees. A lessee is generally required to recognize, on its statement of financial position, a right-of-use asset, representing its right to use the underlying leased asset, and a lease liability, representing its obligation to make lease payments. As a result of adopting IFRS 16, we have recognized a significant increase to both assets and liabilities on our Consolidated Statements of Financial Position, as well as a decrease to operating costs (for the removal of rent expense for leases), an increase to depreciation and amortization (due to depreciation of the right-of-use asset), and an increase to finance costs (due to accretion of the lease liability). The accounting treatment for lessors remains largely the same as under IAS 17.

We adopted IFRS 16 with the cumulative effect of initial application recognized as an adjustment to retained earnings within shareholders' equity on January 1, 2019. We have not restated comparatives for 2018. At transition, we applied the practical expedient that allows us to maintain our lease assessments made under IAS 17 and IFRIC 4 for existing contracts. Therefore, the definition of a lease under IFRS 16 was applied only to contracts entered into or changed after January 1, 2019.

For leases that were classified as operating leases under IAS 17, lease liabilities at transition have been measured at the present value of remaining lease payments, discounted at the related incremental borrowing rate as at January 1, 2019. Generally, right-of-use assets at transition have been measured at an amount equal to the corresponding lease liabilities, adjusted for any prepaid or accrued rent relating to that lease. For certain leases where we have readily available information, we have elected to measure the right-of-use assets at their carrying amounts as if IFRS 16 had been applied since the lease commencement date using the related incremental borrowing rate for the remaining lease period as at January 1, 2019.

When applying IFRS 16 to leases previously classified as operating leases, the following practical expedients were available to us. We have:

•	applied a single discount rate to a portfolio of leases with similar characteristics;

•	excluded initial direct costs from measuring the right-of-use asset as at January 1, 2019;

•	used hindsight in determining the lease term where the contract contains purchase, extension, or termination options; and

•
relied upon our assessment of whether leases were onerous under the requirements of IAS 37, Provisions, contingent liabilities and contingent assets as at December 31, 2018 as an alternative to reviewing our right-of-use assets for impairment.

We have elected to not separate fixed non-lease components from lease components and instead account for each lease component and associated fixed non-lease components as a single lease component. On transition, we have not elected the recognition exemptions on short-term leases or low-value leases; however, we may choose to elect the recognition exemptions on a class-by-class basis for new classes, and lease-by-lease basis, respectively, in the future.

There was no significant impact for contracts in which we are the lessor.

Reconciliation of condensed consolidated statement of financial position as at January 1, 2019
Below is the effect of transition to IFRS 16 on our condensed consolidated statement of financial position as at January 1, 2019.

(In millions of dollars)	As reported as at December 31, 2018 (see note 15)	Effect of IFRS 16 transition	Subsequent to transition as at January 1, 2019

Assets
Current assets:
Cash and cash equivalents	405	—	405
Accounts receivable	2,236	—	2,236
Inventories	466	—	466
Current portion of contract assets	1,052	—	1,052
Other current assets	459	(23)	436
Current portion of derivative instruments	270	—	270
Total current assets	4,888	(23)	4,865

Property, plant and equipment	11,780	1,481	13,261
Intangible assets	7,205	—	7,205
Investments	2,134	—	2,134
Derivative instruments	1,339	—	1,339
Contract assets	535	—	535
Other long-term assets	132	—	132
Goodwill	3,905	—	3,905

Total assets	31,918	1,458	33,376

Liabilities and shareholders' equity
Current liabilities:
Short-term borrowings	2,255	—	2,255
Accounts payable and accrued liabilities	3,052	(55)	2,997
Income tax payable	177	—	177
Other current liabilities	132	—	132
Contract liabilities	233	—	233
Current portion of long-term debt	900	—	900
Current portion of derivative instruments	87	—	87
Current portion of lease liabilities	—	190	190
Total current liabilities	6,836	135	6,971

Provisions	35	—	35
Long-term debt	13,390	—	13,390
Derivative instruments	22	—	22
Lease liabilities	—	1,355	1,355
Other long-term liabilities	546	—	546
Deferred tax liabilities	2,910	(9)	2,901
Total liabilities	23,739	1,481	25,220

Shareholders' equity	8,179	(23)	8,156

Total liabilities and shareholders' equity	31,918	1,458	33,376

Prior to adopting IFRS 16, our total minimum operating lease commitments as at December 31, 2018 were $979 million. The weighted average discount rate applied to the total lease payments on transition was 3.82%. The difference between the total of the minimum lease payments set out in Note 27 to our 2018 Annual Financial Statements and the total lease liabilities recognized on transition was a result of:

•
the inclusion of lease payments beyond minimum commitments relating to reasonably certain renewal periods or extension options that had not yet been exercised as at December 31, 2018; partially offset by

•	the effect of discounting on the minimum lease payments; and

•
certain costs to which we are contractually committed under lease contracts but which do not qualify to be accounted for as a lease liability, such as variable lease payments not tied to an index or rate.

See note 8 for the accounting policies, including estimates and judgments, we use to account for leases.

(f)	RECENT ACCOUNTING PRONOUNCEMENTS NOT YET ADOPTED IN 2019
The IASB has issued the following new standards that will become effective in a future year and could have an impact on our consolidated financial statements in future periods:

•	Changes to the Conceptual Framework, seeking to provide improvements to concepts surrounding various financial reporting considerations and existing IFRS standards.

•	Amendments to IAS 1, Presentation of Financial Statements and IAS 8, Accounting Policies, Changes in Accounting Estimates and Errors, clarifying the definition of "material".

•	IFRS 17, Insurance Contracts, a replacement of IFRS 4, Insurance Contracts, that aims to provide consistency in the application of accounting for insurance contracts.

•
Amendments to IFRS 9, IAS 39, and IFRS 7, Interest Rate Benchmark Reform, seeking to reduce uncertainty and diminishing long-term viability of certain interest rate benchmarks used in global financial markets, such as interbank offer rates (IBORs).

We do not expect IFRS 17, Insurance Contracts, will have an effect on our consolidated financial statements. We are assessing the impacts, if any, the remaining new standards or amendments will have on our consolidated financial statements.

(g)	ADDITIONAL SIGNIFICANT ACCOUNTING POLICIES, ESTIMATES, AND JUDGMENTS
When preparing our consolidated financial statements, management makes judgments, estimates, and assumptions that affect how accounting policies are applied and the amounts we report as assets, liabilities, revenue, and expenses. Our significant accounting policies, estimates, and judgments are identified in this note or disclosed throughout the notes as identified in the table below, including:

•	information about assumptions and estimation uncertainties that have a significant risk of resulting in a material adjustment to the amounts recognized in the consolidated financial statements;

•	information about judgments made in applying accounting policies that have the most significant effect on the amounts recognized in the consolidated financial statements; and

•	information on our significant accounting policies.

Note	Topic	Page	Accounting Policy	Use of Estimates	Use of Judgments
4	Reportable Segments	16	X		X
5	Revenue Recognition	17	X	X	X
7	Property, Plant and Equipment	21	X	X	X
8	Leases	23	X	X	X
9	Intangible Assets and Goodwill	26	X	X	X
13	Income Taxes	30	X		X
14	Earnings Per Share	32	X
15	Accounts Receivable	32	X
16	Inventories	33	X
17	Financial Instruments	33	X	X	X
18	Investments	44	X
20	Provisions	47	X	X	X
23	Post-Employment Benefits	52	X	X
25	Stock-Based Compensation	58	X	X
28	Commitments and Contingent Liabilities	63	X		X